Investments (Investment in Leverage Leases) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investment in leveraged leases
Rental receivables, net	$ 87	$ 90
Estimated residual values	14	14
Subtotal	101	104
Unearned income	(32)	(33)
Investment in leveraged leases, net of non-recourse debt	$ 69	$ 71